Debt securities - US operations (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Financial investments
Debt securities	[1]	£ 175,356	£ 171,374
Operating segments | US
Financial investments
Debt securities		41,594	35,378
Operating segments | US | Available-for-sale
Financial investments
Debt securities		40,849	35,293
Operating segments | US | Fair value through profit or loss
Financial investments
Debt securities		745	85
Operating segments | US | Government
Financial investments
Debt securities		5,465	4,835
Operating segments | US | Publicly traded and SEC rule 144A securities
Financial investments
Debt securities		26,196	22,849
Operating segments | US | Non-SEC Rule 144A securities
Financial investments
Debt securities		6,329	4,468
Operating segments | US | Asset-backed securities
Financial investments
Debt securities		£ 3,604	£ 3,226

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.